Determination of fair values	12 Months Ended
Dec. 31, 2019
Disclosure Of Fair Value Measurement Explanatory [Abstract]
Determination of fair values
20.	Determination of fair values
A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial
assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following models. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(a)	Intangible assets
The fair value of intangible assets is based on the discounted cash flows expected to be derived from the use and eventual sale of the assets.

(b)	Investment in Sensible Medical
The investment in Sensible Medical is the fair value associated with the Company’s equity investment in Sensible Medical and is classified as FVOCI. The change in the Investment in Sensible Medical is recorded through other comprehensive (loss) income in the consolidated statement of net (loss) income and comprehensive (loss) income. The investment in Sensible Medical was recorded at fair value at the date at which it was acquired and subsequently revalued at each reporting date. Estimating fair value for this asset requires determining the most appropriate valuation model and determining the most appropriate inputs to the valuation model, including publicly traded companies similar to Sensible Medical to use as a proxy in the valuation model, a discount rate for lack of marketability of the investment and estimated costs to dispose of the investment.

( c )	Share-based payment transactions
The fair value of the employee share options is measured using the
Black-Scholes
option pricing model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historical volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behavior), expected dividends, and the risk-free
interest rate (based on government bonds). Service and
non-market
performance conditions attached to the transactions are not taken into account in determining fair value.

( d )	Royalty obligation
The royalty obligation is recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for this liability requires determining the most appropriate valuation model which is dependent on its underlying terms and conditions. This estimate also requires determining expected revenue from AGGRASTAT
®
sales and an appropriate discount rate and making assumptions about them.

( e )	Acquisition payable
The acquisition payable is recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. Estimating fair value for this liability requires determining the most appropriate valuation model which is dependent on its underlying terms and conditions. This estimate also requires determining an appropriate discount rate and making assumptions about it.

( f )	Holdback receivable
The holdback receivable was recorded at its fair value at the date of acquisition and subsequently measured at fair value at each reporting date. Estimating fair value for this asset required determining the most appropriate valuation model which is dependent on its underlying terms and conditions. This estimate also required determining expected cash flows from this receivable including potential claims from the Buyer in the Apicore Sale Transaction (Note 10) and an appropriate discount rate and making assumptions about them.